Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Effects of Restatement

The following is a summary of the effects of the restatement for December 31, 2012 and 2011 (dollars in thousands):

	For the Years Ended December 31,
	2012			2011
	Previously			Previously
	reported on			reported on
	Form S-1/A	Adjustment	As restated	Form S-1/A	Adjustment	As restated
Revenues	$88,969	$(88,969)	$—	$24,908	$(24,908)	$—
Cost of revenues	9,151	(9,151)	—	1,465	(1,465)	—

Gross Profit	79,818	(79,818)	—	23,443	(23,443)	—
Operating Expenses
Selling, general and administrative	2,108	651	2,759	353	1.465	1,818
Transaction costs	—	—	—	—	—	—

Total operating expenses	2,108	651	2,759	353	1,465	1,818

Operating Income (Loss)	77,710	(80,469)	(2,759)	23,090	(24,908)	(1,818)

Other Income
Gain on settlements	—	77,353	77,353	—	24,908	24,908
Gain on sale of patents, net of legal costs	—	—	—	1,280	—	1,280
Settlement proceeds for modification of licensing agreement	—	3,116	3,116	—	—	—
Interest income	164	—	164	3,124	—	3,124

Total Other Income	164	80,469	80,633	4,404	24,908	29,312

Income before provision for income taxes	77,874	—	77,874	27,494	—	27,494
Provision for income taxes	26,889	—	26,889	3,396	—	3,396

Net Income	$50,985	$—	$50,985	$24,098	$—	$24,098

Net Income per share, basic and diluted	$2.48		$2.48	$1.17		$1.17